COMMITMENTS AND CONTINGENCIES (Details - Finance lease cost) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Amortization of right-of-use-assets	$ 0	$ 87	$ 262	$ 58
Interest on lease liabilities	0	41	110	26
Total finance lease expense	$ 0	$ 128	$ 372	$ 84